Organization and principal activities - Summary of assets and liabilities of the VIE and its subsidiaries (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CNY (¥)	Jun. 30, 2025 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 152,139	$ 22,423	¥ 167,955	¥ 119,422
Restricted cash	4,563	673	384
Derivative assets	80	12
Short-term investment	10,062	1,483	5,090
Prepayments and other current assets	16,086	2,369	15,306
Total current assets	221,956	32,712	231,963
Non-current assets:
Property and equipment, net	4,591	677	2,798
Operating lease right-of-use assets	13,170	1,941	14,873
Intangible assets, net	7,822	1,153	9,966
Goodwill	37,785	5,569	37,785
Long-term investments	111,383	16,416	112,609
Deferred tax assets	14	2	6
Other non-current assets	6,233	918	6,165
Total non-current assets	181,568	26,760	184,202
Total assets	403,524	59,472	416,165
Current liabilities:
Short-term loan	5,000	737
Accounts payable	35,445	5,224	39,404
Deferred revenue and customer deposits	125,246	18,459	121,848
Operating lease liabilities	3,734	550	3,982
Accrued liabilities and other current liabilities	78,552	11,577	80,939
Total current liabilities	304,584	44,890	302,975
Non-current liabilities:
Operating lease liabilities	9,800	1,444	11,432
Deferred tax liabilities	1,579	233	1,883
Other non-current liabilities	450	66	450
Total non-current liabilities	11,829	1,743	13,765
Total liabilities	316,413	46,633	316,740
VIE
Current assets:
Cash and cash equivalents	58,617	8,639	72,919
Restricted cash	4,178	616
Derivative assets	80	12
Short-term investment	5,000	737
Accounts and notes receivable, net	37,254	5,491	42,170
Prepayments and other current assets	10,591	1,561	10,940
Amounts due from the Company and its subsidiaries	268,854	39,624	262,240
Total current assets	384,574	56,680	388,269
Non-current assets:
Property and equipment, net	3,998	589	2,106
Operating lease right-of-use assets	7,475	1,102	8,470
Intangible assets, net	145	21	9,846
Goodwill			37,785
Long-term investments	78,802	11,614	78,985
Deferred tax assets	165	24	6
Other non-current assets	913	135	648
Total non-current assets	91,498	13,485	137,846
Total assets	476,072	70,165	526,115
Current liabilities:
Short-term loan	5,000	737	0
Accounts payable	30,182	4,448	32,191
Deferred revenue and customer deposits	116,975	17,240	121,627
Operating lease liabilities	2,312	341	2,526
Accrued liabilities and other current liabilities	57,916	8,536	66,896
Amounts due to the Company and its subsidiaries	446,942	65,871	444,273
Total current liabilities	659,327	97,173	667,513
Non-current liabilities:
Operating lease liabilities	5,243	773	6,117
Deferred tax liabilities	0		1,883
Other non-current liabilities	450	66	450
Total non-current liabilities	5,693	839	8,450
Total liabilities	¥ 665,020	$ 98,012	¥ 675,963